PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and related amortization expense	$ 625	$ 645	$ 1,111	$ 1,368	$ 1,216
Property and equipment dispoal	426
Deperciation	370
Loss on sale of property and equipment	$ 56